OTHER INCOME, NET	12 Months Ended
Dec. 31, 2024
OTHER INCOME, NET
OTHER INCOME, NET

5.    OTHER INCOME, NET

Components of other income, net are detailed as follows (RMB in thousands):

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income from licensed patents (a)	—	50,581	295,966
Change in fair value of financial liabilities (Note 24)	—	—	34,978
Fair value gains from short-term investments	—	1,125	22,289
Donations	(6,824)	(25,791)	(17,926)
Disposal of Jiangsu Jinko-Tiansheng Co., Ltd. (“Tiansheng”)	12,474	—	—
Disposal of solar power project in Argentina	1,758	—	—
Others	(5,837)	219	(27,282)
Total	1,571	26,134	308,025
(a)The Group entered into patent licensing agreements to grant third party licensees non-exclusive, irrevocable licenses under the licensed patents to make, use or sell solar products. As the patents licensed out by the Group have significant standalone functionality and the licensees could use the licenses as they exist at a point in time, these patents licensed out by the Group were classified as functional intellectual properties, and therefore, income from these licensing arrangements were recognized at a point in time that control of the licenses are transferred to the licensees. Since the patent licensing did not present the Group’s ongoing major or central operations, management recorded the licensing income in “Other income, net”.